Contingencies	12 Months Ended
Dec. 31, 2018
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Contingencies
24	Contingencies

Guarantees

Certain of our subsidiaries have granted guarantees to our lending banks in relation to our borrowings. The Company has granted rent guarantees to landlords of certain of the Group’s property leases. Financial guarantees granted by the Group’s banks in respect of leases amount to €3.8 million (2017: €5.1 million; 2016: €4.6 million), and one guarantee in respect of a real estate purchase amounts to €12.6 million (2017 and 2016: €nil). No other guarantees were granted (2017: €nil and 2016: €1.0 million).

Site restoration costs

As at December 31, 2018, the estimated discounted cost and recognized provision relating to the restoration of data center leasehold premises was €0.3 million (2017: €0.3 million and 2016: €nil).

In accordance with the Group’s accounting policy site restoration costs have been provided in the financial statements only in respect of premises where the liability is considered probable and the related costs can be estimated reliably. As of December 31, 2018, the Group estimated the possible liability to range from nil to €31.9 million (2017: nil to €29.2 million and 2016: nil to €24.7 million).